CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 110,834,619	690,510,763	1,084,960,155	1,051,991,699
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	69,296,050	431,721,322	342,791,357	242,561,458
Equity in income of affiliates	(5,512,432)	(34,343,000)	(57,525,830)	(66,171,992)
Gain on deconsolidation of subsidiaries	(7,131,836)	(44,432,052)
Provision for doubtful accounts	60,378	376,164	185,443	2,522,077
Depreciation of property, equipment and software	14,199,260	88,462,807	78,809,867	62,929,541
Amortization of intangible assets and land use rights	1,691,527	10,538,382	11,066,656	9,742,475
Deferred income tax benefit provision	(3,652,889)	(22,757,864)	(3,388,535)	(18,127,580)
Loss from disposal of property, equipment and software	104,844	653,191	3,379,449	1,534,119
Changes in current assets and liabilities:
Increase in accounts receivable	(31,119,057)	(193,874,838)	(166,668,439)	(179,508,575)
Increase (Decrease) in due from related parties	(53,548)	(333,610)	(1,732,887)	1,216,410
Increase in prepayments and other current assets	(18,978,683)	(118,239,096)	(203,694,403)	(61,770,468)
Decrease(Increase) in long-term deposits	(1,200,569)	(7,479,664)	496,130	(12,583,994)
Increase in accounts payable	40,956,141	255,160,851	166,395,703	186,294,824
Decrease (Increase) in due to related parties	269,283	1,677,658	(5,025,904)	8,376,634
Decrease (Increase) in salary and welfare payable	13,725,570	85,511,674	(14,021,957)	5,602,497
Increase (Decrease) in taxes payable	(490,324)	(3,054,768)	60,282,019	14,903,513
Increase in advances from customers	49,838,300	310,497,590	487,010,431	232,192,281
Increase in accrued liability for customer reward program	8,957,338	55,805,114	40,519,230	33,064,306
Increase in other payables and accruals	23,750,370	147,967,182	27,476,422	35,448,607
Net cash provided by operating activities	265,544,342	1,654,367,806	1,851,314,907	1,550,217,832
Cash flows from investing activities:
Purchase of property, equipment and software	(87,177,302)	(543,123,309)	(205,212,492)	(162,378,845)
Cash paid for investments			(5,100,000)	(533,009,269)
Cash paid for acquisition, net of cash acquired	(4,657,852)	(29,018,885)	(27,532,356)	(636,643,782)
Purchase of intangible assets			(3,233,850)	(3,583,200)
Purchase of land use rights			(9,747,800)
(Increase) Decrease in restricted cash	(89,664,780)	(558,620,548)	5,527,208	(104,698,534)
Increase in short-term investment	(19,855,009)	(123,698,692)	(94,647,972)	(1,000,086,864)
Disposal of a subsidiary	2,336,554	14,556,966
Net cash used in investing activities	(199,018,389)	(1,239,904,468)	(339,947,262)	(2,440,400,494)
Cash flows from financing activities:
Proceeds from short-term bank loan	72,788,339	453,478,628
Proceeds from exercise of share option	13,147,647	81,911,154	54,416,536	60,994,078
Repurchase of common stock	(278,186,173)	(1,733,127,675)	(158,761,225)
Cash received (paid) from noncontrolling investors	(6,466,948)	(40,289,731)	(10,404,359)	150,000
Proceeds from issuance convertible preferred shares by a subsidiary	10,226,132	63,709,828
Proceeds from issuance of senior convertible notes, net of issuance costs	176,112,005	1,097,195,400
Proceeds from sale of warrants	26,886,238	167,503,950
Purchasing of Purchased Call Option	(55,538,310)	(346,009,222)
Cash outflow for Capped equity	(41,722,581)	(259,935,853)
Cash received from issuance of common stock				1,564,203,741
Net cash (used in) provided by financing activities	(82,753,651)	(515,563,521)	(114,749,048)	1,625,347,819
Effect of foreign exchange rate changes on cash and cash equivalents	3,082,571	19,204,727	(47,125,290)	(15,848,428)
Net increase (decrease) in cash and cash equivalents	(13,145,127)	(81,895,456)	1,349,493,307	719,316,729
Cash and cash equivalents, beginning of year	562,339,034	3,503,428,418	2,153,935,111	1,434,618,382
Cash and cash equivalents, end of year	549,193,907	3,421,532,962	3,503,428,418	2,153,935,111
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	56,250,292	350,444,946	197,700,444	184,863,797
Cash paid for interest, net of amounts capitalized	540,068	3,364,678
Supplemental schedule of non-cash investing and financing activities
Accruals related to purchase of property, equipment and software	(5,529,647)	(34,450,253)	(32,195,338)	(120,067,060)
Liabilities incurred for acquisitions and investments	$ (3,168,934)	(19,742,776)	(10,750,000)	(5,100,000)